Concentrations - Schedule of Major Customers and Major Suppliers (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Major Customers and Major Suppliers [Line Items]
Revenu	$ 39,866		$ 397,838
Risk percentage	5.00%		22.00%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Major Customers and Major Suppliers [Line Items]
Risk percentage	55.00%	53.00%
Accounts receivable	$ 1,506,630	$ 1,983,368
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Major Customers and Major Suppliers [Line Items]
Revenu			$ 424,606
Risk percentage			23.00%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Major Customers and Major Suppliers [Line Items]
Risk percentage	35.00%	38.00%
Accounts receivable	$ 964,320	$ 1,425,890
Customer Concentration Risk [Member] | customer [Member] | Revenue Benchmark [Member]
Schedule of Major Customers and Major Suppliers [Line Items]
Revenu	$ 39,866		$ 822,444
Risk percentage	5.00%		45.00%
Customer Concentration Risk [Member] | customer [Member] | Accounts Receivable [Member]
Schedule of Major Customers and Major Suppliers [Line Items]
Risk percentage	90.00%	91.00%
Accounts receivable	$ 2,470,950	$ 3,409,258
Supplier Concentration Risk [Member] | Supplier A [Member] | Purchase [Member]
Schedule of Major Customers and Major Suppliers [Line Items]
Risk percentage	14.00%		29.00%
Purchase	$ 72,358		$ 191,133
Supplier Concentration Risk [Member] | Supplier B [Member] | Purchase [Member]
Schedule of Major Customers and Major Suppliers [Line Items]
Risk percentage	11.00%		3.00%
Purchase	$ 59,123		$ 17,149
Supplier Concentration Risk [Member] | Supplier B [Member] | Accounts Payable [Member]
Schedule of Major Customers and Major Suppliers [Line Items]
Risk percentage	11.00%	3.00%
Accounts payable	$ 22,898	$ 8,149
Supplier Concentration Risk [Member] | Supplier C [Member] | Purchase [Member]
Schedule of Major Customers and Major Suppliers [Line Items]
Risk percentage	8.00%		12.00%
Purchase	$ 43,739		$ 79,751
Supplier Concentration Risk [Member] | Supplier D [Member] | Purchase [Member]
Schedule of Major Customers and Major Suppliers [Line Items]
Risk percentage			11.00%
Purchase			$ 75,810
Supplier Concentration Risk [Member] | Supplier [Member] | Purchase [Member]
Schedule of Major Customers and Major Suppliers [Line Items]
Risk percentage	33.00%		55.00%
Purchase	$ 175,220		$ 346,694
Supplier Concentration Risk [Member] | Supplier [Member] | Accounts Payable [Member]
Schedule of Major Customers and Major Suppliers [Line Items]
Risk percentage	11.00%	3.00%
Accounts payable	$ 22,898	$ 8,149